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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:           12/31/03
                                               ---------------------------

Check here if Amendment [   ];      Amendment Number:
                                                      --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        3i Investments Plc
            ------------------------------------------
Address:     91 Waterloo Road
            ------------------------------------------
             London
            ------------------------------------------
             SE1 8XP
            ------------------------------------------


 Form 13F File Number: 28-
                          -------------

The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Vipul Nagji
          --------------------------------------------
Title:     Operations Manager
          --------------------------------------------
Phone:     020 7975 3284
          --------------------------------------------

Signature, Place, and Date of Signing:

Vipul Nagji              London, UK                              12th FEBRUARY
                                                                 2003
---------------------  --------------------------------------   ---------------
[Signature]                      [City, State]                   [Date]

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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[  ]      13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[  ]      13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Report Summary:


Number of Other Included Managers:             0
                                              -----------------------

Form 13F Information Table Entry Total:        51
                                              -----------------------

Form 13F Information Table Value Total:        150, 390
                                              -----------------------
                                                    (thousands)


List of Other Included Managers: None


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
                                                                                                                        COLUMN 8
          COLUMN 1                 COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7     VOTING AUTHORITY
          --------                 --------     --------   --------  --------------------  --------   --------     ----------------
                                    TITLE
                                     OF                     VALUE    SHRS OR   SH/  PCT/  INVESTMENT   OTHER
     NAME OF ISSUER                 CLASS         CUSIP    (X$1000)  PRN AMTS  PRN  CALL  DISCRETION  MANAGERS    SOLE   SHARED NONE
     --------------                 -----         -----    --------  --------  ---  ----  ----------  --------    ----   ------ ----
ALIGN TECHNOLOGIES INC               COM       016255 10 1  7,487    453,200   SH    N/A     SOLE       N/A      453,200
ALKERMES INC                         COM       01642T 10 8  4,590    340,000   SH    N/A     SOLE       N/A      340,000
AMGEN INC                            COM       031162 10 0 13,071    211,500   SH    N/A     SOLE       N/A      211,500
AMYLIN PARMACEUTICALS INC            COM       032346 10 8  1,111     50,000   SH    N/A     SOLE       N/A       50,000
APPLIED MOLECULAR EVOLUTION INC      COM       03823E 10 8  5,338    299,909   SH    N/A     SOLE       N/A      299,909
ARADIGM                              COM       038505 10 3  1,462    854,777   SH    N/A     SOLE       N/A      854,777
ATHEROGENICS INC                     COM       047439 10 4  5,371    359,281   SH    N/A     SOLE       N/A      359,281
AUTHORISZOR INC                      COM       052673 10 0      -     68,800   SH    N/A     SOLE       N/A       68,800
AVIGEN INC                           COM       053690 10 3    759    129,100   SH    N/A     SOLE       N/A      129,100
BIOMARIN PHARMACEUTICALS INC         COM       09061G 10 1  1,165    150,000   SH    N/A     SOLE       N/A      150,000
BIOPURE CORPORATION                  CL A      09065H 10 5  2,585  1,086,013   SH    N/A     SOLE       N/A    1,086,013
CELGENE CORPORATION                  COM       151020 10 4  4,502    100,000   SH    N/A     SOLE       N/A      100,000
CELL THERAPEUTICS INC                COM       150934 10 7    870    100,000   SH    N/A     SOLE       N/A      100,000
Ceva Inc                             COM       70212E 10 6    100     10,000   SH    N/A     SOLE       N/A       10,000
CHIRON CORP                          COM       170040 AE 9  3,362     59,000   SH    N/A     SOLE       N/A       59,000
CYBERONICS INC                       COM       23251P 10 2  3,201    100,000   SH    N/A     SOLE       N/A      100,000
CYPRESS BIOSCIENCES                  COM       232674 50 7  2,372    156,600   SH    N/A     SOLE       N/A      156,600
DAIRY MART CONVENIENCE STORES        COM       233860 30 3      -     50,000   SH    N/A     SOLE       N/A       50,000
DISCOVERY LABORATORIES INC           COM       254668 10 6  1,751    166,900   SH    N/A     SOLE       N/A      166,900
DYAX CORPORATION                     COM       26746E 10 3  2,507    305,000   SH    N/A     SOLE       N/A      305,000
GEN-PROBE                            COM       36866T 10 3  3,647    100,000   SH    N/A     SOLE       N/A      100,000
GENENTECH INC                        COM       368710 40 6  6,550     70,000   SH    N/A     SOLE       N/A       70,000
GENTA INC                            COM       37245M 20 7  2,290    220,000   SH    N/A     SOLE       N/A      220,000
GENZYME CORPORATION                  COM       372917 10 4  3,714     75,266   SH    N/A     SOLE       N/A       75,266
GILEAD SCIENCES INC                  COM       375558 10 3 11,628    200,000   SH    N/A     SOLE       N/A      200,000
GLOBESPAN VIRATA INC                 COM       37957V 10 6    147     25,000   SH    N/A     SOLE       N/A       25,000
HOLLIS-EDEN PARMACEUTICALS           COM       435902 10 1  1,321    120,000   SH    N/A     SOLE       N/A      120,000
HUMAN GENOME SCIENCES INC            COM       444903 10 8  1,974    149,000   SH    N/A     SOLE       N/A      149,000
ICOS CORPORATION                     COM       449295 10 4  2,642     64,000   SH    N/A     SOLE       N/A       64,000
ILEX ONCOLOGY INC                    COM       451923 10 6  2,550    120,000   SH    N/A     SOLE       N/A      120,000
ISIS PHARMACEUTICALS INC             COM       464330 10 9  1,097    168,700   SH    N/A     SOLE       N/A      168,700
LA JOLLA PHARMACEUTICALS INC         COM       503459 10 9  1,287    300,000   SH    N/A     SOLE       N/A      300,000
MAYORS JEWELERS INC                  COM       578462 10 3     11     15,000   SH    N/A     SOLE       N/A       15,000
MAXYGEN INC                          COM       577776 10 7    744     70,000   SH    N/A     SOLE       N/A       70,000
MEDIMMUNE INC                        COM       584699 10 2  2,921    115,000   SH    N/A     SOLE       N/A      115,000
MILLENIUM CHEMICALS INC              COM       599903 10 1    117      9,197   SH    N/A     SOLE       N/A        9,197
MYRAID GENETIC                       COM       62855J 10 4  1,492    116,000   SH    N/A     SOLE       N/A      116,000
NEUROCRINE BIOSCIENCES INC           COM       64125C 10 9  4,363     80,000   SH    N/A     SOLE       N/A       80,000
NPS PHARMACEUTICALS INC              COM       62936P 10 3  4,611    150,000   SH    N/A     SOLE       N/A      150,000
PROTEIN DESIGN LABS INC              COM       74369L 10 3  5,352    298,991   SH    N/A     SOLE       N/A      298,991
QLT INC                              COM       746927 10 2  3,350    177,700   SH    N/A     SOLE       N/A      177,700
SEPRACOR INC                         COM       817315 10 4  3,829    160,000   SH    N/A     SOLE       N/A      160,000
SHIRE PHARMACEUTICALS GROUP PLC      ADR       82481R 10 6  6,593    226,942   SH    N/A     SOLE       N/A      226,942
TELETECH HOLDINGS INC                COM       879939 10 6  5,543    490,564   SH    N/A     SOLE       N/A      490,564
TELETECH HOLDINGS INC             COM ESCROW   879939 10 6      -     41,270   SH    N/A     SOLE       N/A       41,270
TELIK INC                            COM       87959M 10 9  2,094     91,000   SH    N/A     SOLE       N/A       91,000
TULARIK INC                          COM       899165 10 4  1,026     63,500   SH    N/A     SOLE       N/A       63,500
UNITED THERAPEUTICS CORP             COM       91307C 10 2  2,318    101,000   SH    N/A     SOLE       N/A      101,000
VAXGEN INC                         COM NEW     922390 20 8    317     40,000   SH    N/A     SOLE       N/A       40,000
VERTEX PHARMACEUTICALS               COM       92532F 10 0  1,343    131,252   SH    N/A     SOLE       N/A      131,252
VICURON PHARMACEUTICALS INC          COM       926471 10 3  3,917    210,000   SH    N/A     SOLE       N/A      210,000
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